Subsequent Events (Details) - USD ($)							6 Months Ended	12 Months Ended
	Aug. 18, 2023	Jul. 18, 2023	Jan. 06, 2023	Jul. 18, 2022	Jul. 14, 2022	Jun. 20, 2022	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events
Amount drawn down under working capital				$ 490,000		$ 360,000	$ 1,102,000	$ 662,000
Redemption of ordinary shares			96,991
Cash withdrawn from Trust Account in connection with redemption		$ 841,808	$ 1,004,600		$ 70,573,278			$ 70,573,278
Agreed monthly deposit in trust account to complete business combination			$ 42,802
Monthly deposit of per share amount in trust account to complete business combination			$ 0.05
Subsequent Event
Subsequent Events
Amount drawn down under working capital	$ 1,250,000
Redemption of ordinary shares		77,130	96,991
Cash withdrawn from Trust Account in connection with redemption		$ 841,808	$ 1,004,600
Per share amount withdrawn from trust account		$ 10.91
Agreed monthly deposit in trust account to complete business combination		$ 38,946	$ 42,802
Monthly deposit of per share amount in trust account to complete business combination		$ 0.05	$ 0.05
Subsequent Event | Convertible promissory notes
Subsequent Events
Amount drawn down under working capital	1,150,000
Subsequent Event | Unsecured non-convertible notes
Subsequent Events
Amount drawn down under working capital	$ 100,000